Annual Fund Operating Expenses	Jan. 31, 2021
Prospectus #1 | Parametric TABS Short-Term Municipal Bond Fund | Class A
Operating Expenses:
Management Fees	0.46%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.82%
Prospectus #1 | Parametric TABS Short-Term Municipal Bond Fund | Class C
Operating Expenses:
Management Fees	0.46%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.57%
Prospectus #1 | Parametric TABS Short-Term Municipal Bond Fund | Class I
Operating Expenses:
Management Fees	0.46%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.57%
Prospectus #1 | Parametric TABS Intermediate-Term Municipal Bond Fund | Class A
Operating Expenses:
Management Fees	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.99%
Expense Reimbursement (2)	(0.09%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.90%
Prospectus #1 | Parametric TABS Intermediate-Term Municipal Bond Fund | Class C
Operating Expenses:
Management Fees	0.60%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.74%
Expense Reimbursement (2)	(0.09%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.65%
Prospectus #1 | Parametric TABS Intermediate-Term Municipal Bond Fund | Class I
Operating Expenses:
Management Fees	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.74%
Expense Reimbursement (2)	(0.09%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.65%
Prospectus #2 | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Class A
Operating Expenses:
Management Fees	0.32%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.81%
Expense Reimbursement (2)	(0.16%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.65%
Prospectus #2 | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Class C
Operating Expenses:
Management Fees	0.32%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.56%
Expense Reimbursement (2)	(0.16%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.40%
Prospectus #2 | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Class I
Operating Expenses:
Management Fees	0.32%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.56%
Expense Reimbursement (2)	(0.16%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.40%
Prospectus #2 | Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund | Class A
Operating Expenses:
Management Fees	0.32%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.69%
Total Annual Fund Operating Expenses	1.26%
Expense Reimbursement (2)	(0.61%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.65%
Prospectus #2 | Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund | Class C
Operating Expenses:
Management Fees	0.32%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.69%
Total Annual Fund Operating Expenses	2.01%
Expense Reimbursement (2)	(0.61%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.40%
Prospectus #2 | Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund | Class I
Operating Expenses:
Management Fees	0.32%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.69%
Total Annual Fund Operating Expenses	1.01%
Expense Reimbursement (2)	(0.61%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.40%
Prospectus #3 | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Class A
Operating Expenses:
Management Fees	0.32%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.68%
Expense Reimbursement (2)	(0.03%)	[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.65%
Prospectus #3 | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Class C
Operating Expenses:
Management Fees	0.32%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.43%
Expense Reimbursement (2)	(0.03%)	[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.40%
Prospectus #3 | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Class I
Operating Expenses:
Management Fees	0.32%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.43%
Expense Reimbursement (2)	(0.03%)	[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.40%
Prospectus #4 | Eaton Vance High Yield Municipal Income Fund
Operating Expenses:
Interest Expense	0.06%
Expenses other than Interest Expense	0.10%
Prospectus #4 | Eaton Vance High Yield Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.41%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.82%
Prospectus #4 | Eaton Vance High Yield Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.41%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.57%
Prospectus #4 | Eaton Vance High Yield Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.41%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.57%

[1]	“Management Fees” reflect a fee reduction agreement to the Fund’s investment advisory and administrative agreement effective May 1, 2020, and “Management Fees” have been restated to reflect the fees as if the Fund’s revised investment advisory and administrative fee was in effect for the Fund’s full fiscal year ended January 31, 2021.
[2]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.90% for Class A shares, 1.65% for Class C shares and 0.65% for Class I shares. This expense reimbursement will continue through May 31, 2022. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[3]	The investment adviser and administrator and the sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.65% for Class A shares, 1.40% for Class C shares and 0.40% for Class I shares. This expense reimbursement will continue through May 31, 2022. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[4]	The investment adviser and administrator and the sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.65% for Class A shares, 1.40% for Class C shares and 0.40% for Class I shares. This expense reimbursement will continue through May 31, 2022. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[5]	The investment adviser and administrator and the sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.65% for Class A shares, 1.40% for Class C shares and 0.40% for Class I shares. This expense reimbursement will continue through May 31, 2022. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.